WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 87.0%
Alabama - 3.6%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$120,624	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	482,964
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	84,371
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	122,378
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	203,691
Series 2020	4.000%	12/1/23	1,000,000	1,087,838
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	645,000	708,913	(b)(c)

Total Alabama				2,810,779

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	95,175
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	180,262	(a)

Total Alaska				275,437

Arizona - 4.0%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	52,988
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	595,199
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	57,927
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	566,291	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	453,502
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	84,716
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	721,754
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	658,143

Total Arizona				3,190,520

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 11.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$50,000	$59,325
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	59,141
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	235,917
Bay Area Toll Authority, CA, San Francisco Bay Area, Toll Bridge Revenue, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	160,000	162,737	(b)(c)
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	121,130
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding, (1 mo. USD LIBOR x 0.700 + 0.380%)	0.444%	6/3/21	500,000	500,040	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	123,220	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	121,721	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	87,054	(a)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	15,000	17,749
Various Purpose, Refunding	5.000%	9/1/41	500,000	656,759	(d)
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	60,437
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	61,971
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	285,756
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	75,084
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	643,341
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	415,000	513,291	(a)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	$400,000	$495,256	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	117,944	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	616,593
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	124,137
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	63,739
Series B	6.125%	11/1/29	150,000	191,198
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	275,834	(b)(c)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	192,784	(a)
Series H, Refunding	5.000%	11/1/29	300,000	389,141	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	126,160
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	125,710
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	127,213
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	123,771
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	356,489
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	125,518	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	61,460
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	620,601
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	528,390

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	$100,000	$100,047
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	124,931

Total California				8,671,589

Colorado - 1.4%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	149,446
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	60,979
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	247,287
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	57,773
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	115,205
C-470 Express Lanes	5.000%	12/31/51	230,000	264,531
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	106,885	(a)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	15,736	(e)
Series B, Refunding	5.000%	6/1/37	60,000	62,942	(e)

Total Colorado				1,080,784

Connecticut - 1.6%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	60,082
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	616,454
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	259,325

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
Series A	4.000%	4/15/37	$125,000	$148,035
Series E	5.000%	10/15/34	50,000	60,629
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	123,696

Total Connecticut				1,268,221

Delaware - 0.1%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	76,060	(e)

District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	88,432

Florida - 3.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	60,589	(a)
Series A	5.000%	10/1/45	250,000	288,882	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	253,735	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	30,294	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	250,000	297,092
Series A, Refunding	5.000%	10/1/49	300,000	369,675	(a)
Series B, Refunding	5.000%	10/1/40	200,000	243,297	(a)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,489
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	605,958
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	250,000	261,466
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	125,030
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	60,484

Total Florida				2,601,991

Georgia - 1.0%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	121,109

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	$100,000	$125,285
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	63,527
Georgia State Municipal Electric Authority Power Revenue, Project One Subordinated, Series A	5.000%	1/1/45	100,000	126,659
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	241,332
Series C	4.000%	9/1/26	80,000	92,811	(b)(c)

Total Georgia				770,723

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	121,697

Illinois - 10.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	117,676
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	117,798
Series A	5.000%	12/1/41	500,000	619,452
Series C, Refunding	5.000%	12/1/25	100,000	117,280
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	148,775
Series A, Refunding	5.000%	1/1/26	250,000	293,019
Series A, Refunding	5.250%	1/1/33	30,000	32,682
Series A, Refunding	5.000%	1/1/35	185,000	199,929
Series C, Refunding	5.000%	1/1/25	30,000	34,277
Series D, Refunding	5.500%	1/1/34	10,000	11,286
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	11,496
TrIPS Obligated Group	5.000%	7/1/48	50,000	59,485	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	61,897
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Series 2011	5.250%	12/1/40	100,000	102,580	(e)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	41,425
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	37,700
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	74,756

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	$250,000	$298,879
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	42,480
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	112,567
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	132,718
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	61,569
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	325,393
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	221,629
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	63,487
Illinois State, GO:
Series 2006	5.500%	1/1/30	215,000	282,108
Series 2016	5.000%	1/1/33	25,000	28,576
Series 2016, Refunding	5.000%	2/1/27	25,000	30,339
Series 2016, Refunding	5.000%	2/1/29	20,000	23,861
Series A	5.000%	5/1/36	250,000	300,073
Series A	5.000%	3/1/46	400,000	497,366
Series A, Refunding	5.000%	10/1/29	150,000	185,726
Series A, Refunding	5.000%	10/1/30	350,000	430,351
Series D	5.000%	11/1/27	225,000	277,159
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	852,265
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	616,015
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	574,190
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	75,688
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	535,140

Total Illinois				8,049,092

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.4%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	$100,000	$115,524
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	120,609
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	117,647
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	370,542
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	300,000	357,436	(a)

Total Indiana				1,081,758

Iowa - 0.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	35,000	35,708
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	116,075
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	100,000	116,562

Total Iowa				268,345

Kansas - 0.6%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	452,512

Kentucky - 3.5%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	700,378
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	630,244
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	175,000	176,817	(b)(c)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	122,019

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$300,000	$346,610	(b)(c)
Series C	4.000%	6/1/25	200,000	225,469	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	575,018

Total Kentucky				2,776,555

Louisiana - 0.4%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	59,493
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,281
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	100,000	104,210	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	150,000	157,600	(b)(c)

Total Louisiana				333,584

Massachusetts - 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	315,813
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	104,828
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,703
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	61,529
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	90,454
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	160,000	201,550	(a)
Series E	5.000%	7/1/46	250,000	320,623	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	60,526

Total Massachusetts				1,167,026

Michigan - 2.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	112,421
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	952,222
Senior Lien, Series A	5.000%	7/1/49	650,000	821,662

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$100,000	$115,257
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	50,000	57,629
Tobacco Settlement Asset Backed Senior
Bonds, Series B-1, Refunding	5.000%	6/1/49	50,000	60,604
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	121,423	(a)

Total Michigan				2,241,218

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	55,950

Nebraska - 0.6%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	511,217

Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	259,256	(f)

New Jersey - 7.2%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A	5.000%	8/1/35	180,000	238,747
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A	5.000%	8/1/36	215,000	284,279
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	222,523
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	95,090	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	167,600	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	122,363
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	60,378
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	325,000	330,473	(c)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	649,462
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	190,091

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	$105,000	$128,519
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	117,363	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	60,530
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	70,875
Transportation Program, Series AA	5.250%	6/15/43	100,000	124,399
Transportation Program, Series AA	4.000%	6/15/45	500,000	574,208
Transportation Program, Series AA	5.000%	6/15/45	100,000	113,610
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	371,328	(d)
Transportation Program, Series BB	4.000%	6/15/36	500,000	575,760
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	119,449
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	190,566
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	118,451
Series G, Refunding	5.000%	1/1/35	60,000	73,549
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	500,000	650,250
Tobacco Settlement Financing Corp., NJ, Revenue,
Series A, Refunding	5.250%	6/1/46	30,000	36,556

Total New Jersey				5,686,419

New Mexico - 0.0%††
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,613	(b)(c)

New York - 12.2%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	122,125
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	170,106
Long Island, NY, Power Authority Electric System
Revenue, Series B, Refunding	1.650%	9/1/24	250,000	258,356	(b)(c)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	105,419	(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	$50,000	$57,707
Green Bonds, Series D-1	5.000%	11/15/43	100,000	125,288
Green Bonds, Series D-3	4.000%	11/15/49	100,000	114,639
Green Bonds, Series E	5.000%	11/15/33	250,000	326,784
Series A-2	5.000%	5/15/30	335,000	434,677	(b)(c)
Series F, Refunding	5.000%	11/15/27	500,000	590,430
New York City, NY, GO:
Subseries F-1	5.000%	3/1/37	250,000	327,937
Subseries F-1	5.000%	3/1/50	250,000	318,902
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	114,148
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,941
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	123,560
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	700,000	842,255
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	61,665
Series B, Refunding	5.000%	2/15/43	100,000	122,841
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	127,011
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	125,620
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	110,665	(f)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	58,787
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	200,000	231,261
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	92,157	(a)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$45,000	$54,870	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	296,739	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	57,009	(a)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	351,706	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	28,329	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	750,000	852,392	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	11,405	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	580,909	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	500,000	638,714
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	265,000	341,100
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	325,000	412,420
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	500,000	636,523
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	412,013

Total New York				9,673,410

North Carolina - 0.6%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	82,400
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	330,000	384,092	(d)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,754

Total North Carolina				472,246

Ohio - 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	100,000	115,768
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	289,809

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$100,000	$110,583	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	261,416	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	624,325
Xavier University 2020 Project	5.000%	5/1/33	495,000	638,584
Warrensville Heights, OH, School District:
GO, Refunding	5.000%	12/1/44	425,000	493,633	(e)
GO, Refunding	5.000%	12/1/44	175,000	196,583

Total Ohio				2,730,701

Oklahoma - 0.6%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	502,557	(a)

Oregon - 0.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	125,000	125,203	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	181,099	(a)

Total Oregon				306,302

Pennsylvania - 2.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	177,952
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	58,378
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	62,183
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	105,447	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	222,496
Series A-1	5.000%	12/1/47	25,000	30,407
Subordinated, Series B	5.000%	12/1/48	100,000	123,140
Subordinated, Series B	5.000%	12/1/50	250,000	319,299

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$100,000	$116,330
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	311,278
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	100,000	127,264
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	192,612
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	24,409

Total Pennsylvania				1,871,195

Puerto Rico - 3.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	425,000	449,803
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	240,000	193,200	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	186,712	*(g)
Series A	5.000%	7/1/42	220,000	210,650	*(g)
Series A	5.050%	7/1/42	100,000	95,750	*(g)
Series XX	5.250%	7/1/40	360,000	345,600	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	53,927
CAB, Restructured, Series A-1	0.000%	7/1/46	160,000	52,091
CAB, Restructured, Series A-1	0.000%	7/1/51	850,000	201,011
Restructured, Series A-1	4.550%	7/1/40	10,000	11,237
Restructured, Series A-1	4.750%	7/1/53	250,000	281,041
Restructured, Series A-1	5.000%	7/1/58	350,000	399,282
Restructured, Series A-2	4.329%	7/1/40	130,000	144,239
Restructured, Series A-2A	4.550%	7/1/40	10,000	11,237

Total Puerto Rico				2,635,780

South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	30,116

Tennessee - 1.0%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	124,372

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	$50,000	$61,815
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	113,316	(b)(c)
Series A	5.250%	9/1/26	425,000	516,041

Total Tennessee				815,544

Texas - 4.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,361
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	112,124
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	311,501	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	293,367
Senior Lien, Series E	4.000%	1/1/50	250,000	289,717
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	119,099
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	597,866
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	248,575
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	120,092	(a)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.348%	8/16/21	250,000	250,013	(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	16,132
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,875
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	59,514

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	$50,000	$58,538
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	155,000	181,760
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	250,000	327,907
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	75,000	88,995
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,691	(a)
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	116,844

Total Texas				3,282,971

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	155,350
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	172,297

Total U.S. Virgin Islands				327,647

Utah - 1.0%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	302,927	(a)
Utah Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	242,978
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,727
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	257,746

Total Utah				809,378

Virginia - 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	60,919
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	261,074

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	$250,000	$291,288
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	103,679

Total Virginia				716,960

Washington - 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	313,225	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	125,994

Total Washington				439,219

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	128,570	(b)(c)

Wisconsin - 0.2%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	50,000	60,538
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	117,427

Total Wisconsin				177,965

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,146,561)				68,795,339

SHORT-TERM INVESTMENTS - 13.5%
MUNICIPAL BONDS - 13.4%
California - 0.9%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.070%	5/1/30	700,000	700,000	(a)(h)(i)

Maryland - 0.9%
Maryland State HEFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.020%	7/1/41	700,000	700,000	(h)(i)

Massachusetts - 0.7%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, LOC - TD Bank N.A.	0.010%	10/1/42	100,000	100,000	(h)(i)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	155,000	155,000	(h)(i)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.050%	7/1/46	$100,000	$100,000	(h)(i)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.050%	12/1/24	200,000	200,000	(h)(i)

Total Massachusetts				555,000

Mississippi - 4.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	11/1/35	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series D	0.010%	11/1/35	100,000	100,000	(h)(i)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	500,000	500,000	(h)(i)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	1,600,000	1,600,000	(h)(i)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	1,000,000	1,000,000	(h)(i)

Total Mississippi				3,300,000

New Jersey - 0.4%
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.020%	7/1/43	300,000	300,000	(h)(i)

New York - 6.0%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	1,725,000	1,725,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	750,000	750,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.020%	6/15/48	1,400,000	1,400,000	(h)(i)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.030%	2/1/44	900,000	900,000	(h)(i)

Total New York				4,775,000

Pennsylvania - 0.4%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.060%	12/1/39	300,000	300,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $10,630,000)				10,630,000

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	19

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $55,641)	0.010%	55,641	$55,641

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,685,641)			10,685,641

TOTAL INVESTMENTS - 100.5% (Cost - $74,832,202)			79,480,980
Liabilities in Excess of Other Assets - (0.5)%			(422,006)

TOTAL NET ASSETS - 100.0%			$79,058,974

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of May 31, 2021.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2021 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

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Notes to Schedule of Investments (unaudited) (continued)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$68,795,339	—	$68,795,339
Short-Term Investments†:
Municipal Bonds	—	10,630,000	—	10,630,000
Overnight Deposits	—	55,641	—	55,641

Total Short-Term Investments	—	10,685,641	—	10,685,641

Total Investments	—	$79,480,980	—	$79,480,980

†	See Schedule of Investments for additional detailed categorizations.

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